17. INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2017
Revenue backlog [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	2 to 7
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 11
Customer contracts [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	3 to 9
Transponder rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	7
Concession rights [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	1 to 13
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of intangible assets (in years)	8